CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash Flows From Operating Activities:
Net loss	$ (166,170)		$ (122,529)		$ (125,480)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, amortization, and depletion	118,178		132,363		127,367
Restructuring and other charges	77,376		0		0
Loss (gain) on early extinguishment of debt	8,244		26,091		(255)
Amortization of debt issuance costs	4,957	[1]	5,036	[1]	5,290	[1]
Accretion of discount on long-term debt	1,421		4,101		3,721
Equity award expense	2,676		2,420		1,667
(Gain) loss on disposal of fixed assets	(45,742)		323		3
Goodwill impairment	0		10,551		0
Other, net	(4,992)		(6,132)		(4,691)
Changes in assets and liabilities:
Accounts receivable	27,199		(21,201)		(2,723)
Inventories	28,269		(24,360)		19,885
Prepaid expenses and other assets	(8,969)		(801)		8,076
Accounts payable	(18,719)		(14,185)		23,778
Accrued liabilities	(12,426)		22,885		19,183
Net cash provided by operating activities	11,302		14,562		75,821
Cash Flows From Investing Activities:
Proceeds from insurance settlement	51,003		0		0
Proceeds from sale of fixed assets	1,731		228		453
Transfers to restricted cash	106		23,839		(25,073)
Capital expenditures	(59,909)		(90,272)		(73,646)
Net cash used in investing activities	(7,069)		(66,205)		(98,266)
Cash Flows From Financing Activities:
Borrowings on revolving credit facilities	112,500		0		0
Payments on revolving credit facilities	(112,500)		0		0
Proceeds from long-term debt	341,191		394,618		27,438
Debt issuance costs	(24,459)		(10,800)		(1,971)
Repayments of long-term debt	(354,984)		(389,998)		0
Contribution from parent	776		0		0
Cash distributions	(82)		(88)		(78)
Net cash (used in) provided by financing activities	(37,558)		(6,268)		25,389
Change in cash and cash equivalents	(33,325)		(57,911)		2,944
Cash and cash equivalents at beginning of period	94,795		152,706		149,762
Cash and cash equivalents at end of period	$ 61,470		$ 94,795		$ 152,706

[1]	Amortization of debt issuance cost is included in interest expense.